Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 90.1%
Aerospace & Defense — 1.9%
L3Harris Technologies, Inc.	8,559	$1,679,618
Auto Parts & Equipment — 2.0%
Aptiv PLC*	8,155	914,909
Autoliv, Inc.	8,597	802,616
		1,717,525
Banks — 5.5%
Citizens Financial Group, Inc.	22,437	681,412
Regions Financial Corp.	40,291	747,801
State Street Corp.	18,540	1,403,292
Synovus Financial Corp.	34,787	1,072,483
Webster Financial Corp.	22,104	871,340
		4,776,328
Biotechnology — 1.5%
Corteva, Inc.	21,681	1,307,581
Building Materials — 2.6%
Fortune Brands Innovations, Inc.	18,810	1,104,711
Martin Marietta Materials, Inc.	3,157	1,120,925
		2,225,636
Chemicals — 3.4%
Axalta Coating Systems Ltd.*	39,833	1,206,542
FMC Corp.	9,187	1,122,008
Westlake Corp.	5,685	659,346
		2,987,896
Computers — 0.7%
Insight Enterprises, Inc.*	4,413	630,883
Diversified Financial Services — 1.3%
Jefferies Financial Group, Inc.	34,846	1,106,012
Electric — 4.8%
Alliant Energy Corp.	39,989	2,135,413
Entergy Corp.	18,998	2,046,844
		4,182,257
Electrical Components & Equipment — 3.0%
Acuity Brands, Inc.	4,649	849,512
AMETEK, Inc.	12,000	1,743,960
		2,593,472
Electronics — 1.6%
Vontier Corp.	51,308	1,402,761
Environmental Control — 1.8%
Waste Connections, Inc.	11,049	1,536,584
Food — 2.5%
Kellogg Co.	23,850	1,596,996
Lamb Weston Holdings, Inc.	5,268	550,611
		2,147,607
Hand & Machine Tools — 1.6%
Lincoln Electric Holdings, Inc.	8,054	1,361,931
	Number of Shares	Value†

Healthcare Products — 2.9%
Envista Holdings Corp.*	23,037	$941,753
Globus Medical, Inc., Class A*	28,566	1,617,978
		2,559,731
Healthcare Services — 4.1%
Charles River Laboratories International, Inc.*	3,314	668,832
Humana, Inc.	1,646	799,067
Laboratory Corp. of America Holdings	9,360	2,147,371
		3,615,270
Home Builders — 1.4%
Toll Brothers, Inc.	20,312	1,219,329
Insurance — 5.1%
Globe Life, Inc.	12,430	1,367,549
RenaissanceRe Holdings Ltd.	4,567	914,953
The Hartford Financial Services Group, Inc.	31,148	2,170,704
		4,453,206
Machinery — Construction & Mining — 2.1%
BWX Technologies, Inc.	18,008	1,135,224
Oshkosh Corp.	8,525	709,110
		1,844,334
Media — 1.7%
Fox Corp., Class B	48,355	1,513,995
Mining — 1.7%
Freeport-McMoRan, Inc.	35,595	1,456,192
Miscellaneous Manufacturing — 2.6%
Carlisle Cos., Inc.	4,410	996,969
Hillenbrand, Inc.	26,340	1,251,940
		2,248,909
Office & Business Equipment — 0.9%
Zebra Technologies Corp., Class A*	2,334	742,212
Oil & Gas — 3.9%
Chesapeake Energy Corp.	15,925	1,210,937
Marathon Oil Corp.	53,662	1,285,741
Pioneer Natural Resources Co.	4,616	942,772
		3,439,450
Oil & Gas Services — 2.0%
Baker Hughes Co.	60,399	1,743,115
Packaging and Containers — 2.2%
Graphic Packaging Holding Co.	45,552	1,161,121
Sonoco Products Co.	12,935	789,035
		1,950,156
Pharmaceuticals — 3.6%
Cardinal Health, Inc.	26,191	1,977,420
Henry Schein, Inc.*	14,701	1,198,720
		3,176,140

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — 8.7%
AutoZone, Inc.*	387	$951,304
Bath & Body Works, Inc.	24,979	913,732
Burlington Stores, Inc.*	5,873	1,186,933
Casey's General Stores, Inc.	7,903	1,710,683
MSC Industrial Direct Co., Inc., Class A	21,663	1,819,692
O'Reilly Automotive, Inc.*	1,128	957,650
		7,539,994
Semiconductors — 3.4%
Lam Research Corp.	1,202	637,204
Microchip Technology, Inc.	16,031	1,343,077
Teradyne, Inc.	9,266	996,188
		2,976,469
Software — 6.0%
Activision Blizzard, Inc.	17,926	1,534,286
Black Knight, Inc.*	19,443	1,119,139
Fidelity National Information Services, Inc.	27,287	1,482,503
Take-Two Interactive Software, Inc.*	8,969	1,070,002
		5,205,930
Telecommunications — 1.4%
Nice Ltd., ADR*	5,160	1,181,072
Transportation — 1.5%
Canadian Pacific Railway Ltd.	10,611	816,410
Landstar System, Inc.	2,840	509,099
		1,325,509
Trucking and Leasing — 0.7%
GATX Corp.	5,715	628,764
TOTAL COMMON STOCKS (Cost $68,271,393)		78,475,868

REAL ESTATE INVESTMENT TRUSTS — 7.3%
Diversified — 1.7%
Lamar Advertising Co., Class A	14,655	1,463,888
Hotels & Resorts — 1.0%
Apple Hospitality REIT, Inc.	57,930	899,074
Industrial — 1.1%
STAG lndustrial, Inc.	28,268	956,024
Manufactured Homes — 2.2%
Equity LifeStyle Properties, Inc.	28,524	1,914,816
Office Property — 1.3%
Alexandria Real Estate Equities, Inc.	9,253	1,162,084
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,083,080)		6,395,886

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $1,302,011)	1,302,011	$1,302,011
TOTAL INVESTMENTS — 98.9% (Cost $75,656,484)		$86,173,765
Other Assets & Liabilities — 1.1%		969,698
TOTAL NET ASSETS — 100.0%		$87,143,463

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.

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